Geographic Information - Summary of Revenue and Long-Lived Assets by Geographic Area (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Revenue and long-lived assets by geographical areas [Abstract]
Revenue	$ 40,510	$ 32,776	$ 146,490	$ 144,515	$ 92,030
Total long-lived assets			51,805	38,210
United States [Member]
Revenue and long-lived assets by geographical areas [Abstract]
Revenue	$ 35,110	$ 30,291	131,571	130,184	81,408
Total long-lived assets			46,759	36,836
Rest of World [Member]
Revenue and long-lived assets by geographical areas [Abstract]
Revenue			14,919	14,331	$ 10,622
Total long-lived assets			$ 5,046	$ 1,374